CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Cash flows from operating activities:
Net Income	$ 1,289.0	$ 1,240.0	$ 1,254.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	257.0	271.0	317.0
Share-based compensation	129.0	111.0	125.0
Deferred taxes expense (benefit)	(64.0)	(56.0)	8.0
Excess and obsolete inventory related charges	45.0	40.0	24.0
Net gain (loss) on equity securities	6.0	(41.0)	(67.0)
Asset impairment charges	19.0	277.0	0.0
Change in fair value of contingent consideration	0.0	1.0	(25.0)
Loss on extinguishment of debt	0.0	0.0	9.0
Net gain on Divestiture of Business	0.0	43.0	0.0
Other non-cash expense, net	(1.0)	6.0	11.0
Changes in assets and liabilities:
Accounts receivable, net	7.0	132.0	(321.0)
Inventory	34.0	(33.0)	(248.0)
Accounts payable	103.0	(171.0)	121.0
Employee compensation and benefits	(12.0)	(91.0)	(22.0)
Other assets and liabilities	(49.0)	47.0	(8.0)
Net cash provided by operating activities	1,751.0	1,772.0	1,312.0
Cash flows from investing activities:
Payments to acquire property, plant and equipment	(378.0)	(298.0)	(291.0)
Proceeds from the sale of equity securities	0.0	5.0	22.0
Payments to acquire equity securities	(5.0)	(8.0)	(13.0)
Proceeds from convertible note	0.0	4.0	0.0
Payment in exchange for convertible note	(13.0)	(12.0)	(4.0)
Proceeds from Divestiture of Businesses	0.0	50.0	0.0
Acquisitions of businesses and intangible assets, net of cash acquired	(862.0)	(51.0)	(52.0)
Net cash used in investing activities	(1,258.0)	(310.0)	(338.0)
Cash flows from financing activities:
Proceeds from the issuance of common stock under employee stock plans	77.0	67.0	58.0
Payment of taxes related to net share settlement of equity awards	(30.0)	(54.0)	(67.0)
Payments for repurchase of common stock	(1,150.0)	(575.0)	(1,139.0)
Payment of excise taxes related to repurchases of common stock	(3.0)	0.0	0.0
Payment of dividends	(274.0)	(265.0)	(250.0)
Proceeds from Issuance of Long-Term Debt	1,197.0	0.0	600.0
Repayments of Long-Term Debt	(600.0)	0.0	(609.0)
Payments of debt issuance costs	(9.0)	0.0	0.0
Net proceeds from (Repayments of ) Short-Term Debt	40.0	(35.0)	35.0
Payment for Contingent Consideration	0.0	(68.0)	0.0
Net cash used in financing activities	(752.0)	(930.0)	(1,372.0)
Effect of exchange rate movements	(2.0)	5.0	(36.0)
Cash, cash equivalents and restricted cash at beginning of year	1,593.0	1,056.0	1,490.0
Net increase (decrease) in cash, cash equivalents and restricted cash	(261.0)	537.0	(434.0)
Cash, cash equivalents and restricted cash at end of year	1,332.0	1,593.0	1,056.0
Supplemental Cash Flow Information [Abstract]
Income Taxes Payments, Net of refunds received	314.0	199.0	279.0
Interest payments, net of capitalized interest	80.0	89.0	85.0
Net change in property, plant and equipment included in accounts payable and accrued liabilities-increase (decrease)	9.0	4.0	26.0
Share Repurchase Program, Excise Tax, Payable	$ 10.0	3.0	$ 0.0
Resolution Bioscience, Inc.
Adjustments to reconcile net income to net cash provided by operating activities:
Net gain on Divestiture of Business		$ 43.0